RIGHT-OF USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Lease Costs	Operating and finance lease cost for the year ended December 31, 2022 were as follows:

(In thousands, USD)	Classification in Statement of operations	December 31, 2022
Operating lease cost	Selling, general and administrative	$3,531
Finance lease cost
Amortization of leased assets	Depreciation and amortization	$350
Interest on lease liabilities	Interest expense	17
Total finance lease cost		$367
The weighted-average remaining lease term and the weighted-average discount rate of our leases were as follows:

December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	7.71 years
Finance leases	2.05 years
Weighted average discount rate:
Operating leases	7.6%
Finance leases	5.5%

Schedule of Finance Lease Supplemental Balance Sheet Disclosures
Supplemental disclosure for the balance sheet related to finance leases were as follows:

(In thousands, USD)	December 31, 2022
Assets
Finance lease right-of-use assets included in property and equipment, net	$250
Liabilities
Current portion of finance lease liabilities included in accrued liabilities	$115
Non-current portion of finance lease liabilities included in other long-term liabilities	135
Total finance lease liabilities	$250

Schedule of Future Minimum Payments Under Operating Leases
The future minimum lease payments under operating and finance leases at December 31, 2022 for the next five years are as follows:

	Operating Leases	Finance Leases
(In thousands, USD)	Amount	Amount
2023	$2,532	$128
2024	1,877	113
2025	1,662	24
2026	1,370	—
2027	1,385	—
Thereafter	6,220	—
Total minimum lease payments	15,046	265
Interest expense	(3,960)	(15)
Total	11,086	250

Schedule of Future Minimum Payments Under Finance Leases
The future minimum lease payments under operating and finance leases at December 31, 2022 for the next five years are as follows:

	Operating Leases	Finance Leases
(In thousands, USD)	Amount	Amount
2023	$2,532	$128
2024	1,877	113
2025	1,662	24
2026	1,370	—
2027	1,385	—
Thereafter	6,220	—
Total minimum lease payments	15,046	265
Interest expense	(3,960)	(15)
Total	11,086	250